Subsidiaries_Details Of Subsidiaries(Details)	12 Months Ended
Dec. 31, 2017
Kookmin Bank
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	Kookmin Bank
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Banking and foreign exchange transaction
KB Securities Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Securities Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Financial investment
KB Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Non-life insurance
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Became wholly owned subsidiaries by acquiring additional non-controlling interest in the 3rd quarter.	[1]
KB Kookmin Card Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Kookmin Card Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Credit card and installment finance
KB Life Insurance Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Life Insurance Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Life insurance
KB Asset Management Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Asset Management Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Security investment trust management and advisory
KB Capital Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Capital Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Financial Leasing
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Became wholly owned subsidiaries by acquiring additional non-controlling interest in the 3rd quarter.	[1]
KB Savings Bank Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Savings Bank Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Savings banking
KB Real Estate Trust Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Real Estate Trust Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Real estate trust management
KB Investment Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Investment Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
KB Credit Information Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Credit Information Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Collection of receivables or credit investigation
KB Data System Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Financial Group Inc.
Investee	KB Data System Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Software advisory, development, and supply
Kookmin Bank Int'l Ltd.(London)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Int'l Ltd.(London)
Ownership interests(%)	100.00%
Location	United Kingdom
Date of financial statements	Dec. 31, 2017
Industry	Banking and foreign exchange transaction
Kookmin Bank Hong Kong Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2017
Industry	Banking and foreign exchange transaction
Kookmin Bank Cambodia PLC.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank Cambodia PLC.
Ownership interests(%)	100.00%
Location	Cambodia
Date of financial statements	Dec. 31, 2017
Industry	Banking and foreign exchange transaction
Kookmin Bank (China) Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Kookmin Bank (China) Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2017
Industry	Banking and foreign exchange transaction
KB Microfinance Myanmer Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Microfinance Myanmer Co., Ltd.
Ownership interests(%)	100.00%
Location	Myanmer
Date of financial statements	Dec. 31, 2017
Industry	Other credit granting n.e.c.
KBFG Securities America Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities America Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Investment advisory and securities dealing activities
KBFG Securities Hong Kong Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KBFG Securities Hong Kong Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2017
Industry	Investment advisory and securities dealing activities
KB SECURITEIS VIETNAM JOINT STOCK COMPANY
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB SECURITIES VIETNAM JOINT STOCK COMPANY
Ownership interests(%)	99.40%
Location	Vietnam
Date of financial statements	Dec. 31, 2017
Industry	Investment advisory and securities dealing activities
KB Claims Survey & Adjusting
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Claims Survey & Adjusting
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Claim service
KB Sonbo CNS
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Sonbo CNS
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Management service
Leading Insurance Services, Inc.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Leading Insurance Services, Inc.
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Management service
LIG Insurance (China) Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	LIG Insurance (China) Co., Ltd.
Ownership interests(%)	100.00%
Location	China
Date of financial statements	Dec. 31, 2017
Industry	Non-life insurance
PT. KB Insurance Indonesia
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	PT. KB Insurance Indonesia
Ownership interests(%)	70.00%
Location	Indonesia
Date of financial statements	Dec. 31, 2017
Industry	Non-life insurance
KB Golden Life Care Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Golden Life Care Co., Ltd.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Service
KB KOLAO LEASING Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Capital Co., Ltd., KB Kookmin Card Co., Ltd.
Investee	KB KOLAO LEASING Co., Ltd.
Ownership interests(%)	80.00%
Location	Laos
Date of financial statements	Dec. 31, 2017
Industry	Financial Leasing
KL 1st Inc. and 27 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KL 1st Inc. and 27 others
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Asset-backed securitization and others
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
KB Kookmin Card Third Securitization Co., Ltd., and 9 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	KB Kookmin Card Third Securitization Co., Ltd., and 9 others
Ownership interests(%)	0.50%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Asset-backed securitization
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
MS Sejong 4th Co., Ltd. and 43 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	MS Sejong 4th Co., Ltd. and 43 others
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Asset-backed securitization
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.	[2]
KB12-1 Venture Investment
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB12-1 Venture Investment
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
KB Start-up Creation Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Start-up Creation Fund
Ownership interests(%)	62.50%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
09-5 KB Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	09-5 KB Venture Fund
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KoFC-KB Pioneer Champ No.2010-8 Investment Partnership
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KoFC-KB Pioneer Champ No.2010-8 Investment Partnership
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
2011 KIF-KB IT Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	2011 KIF-KB IT Venture Fund
Ownership interests(%)	43.33%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KoFC-KB Young Pioneer 1st Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KoFC-KB Young Pioneer 1st Fund
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB Intellectual Property Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Investment Co., Ltd.
Investee	KB Intellectual Property Fund
Ownership interests(%)	34.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB High-tech Company Investment Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance, KB Investment Co., Ltd.
Investee	KB High-tech Company Investment Fund
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
KB KONEX Market Vitalization Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB KONEX Market Vitalization Fund
Ownership interests(%)	46.88%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB Neo Paradigm Agriculture Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Investment Co., Ltd.
Investee	KB Neo Paradigm Agriculture Venture Fund
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB NEW CONTENTS Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB NEW CONTENTS Venture Fund
Ownership interests(%)	20.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB Young Pioneer 3.0 Venture Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Investment Co., Ltd.
Investee	KB Young Pioneer 3.0 Venture Fund
Ownership interests(%)	40.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB Haeoreum Private Securities Investment Trust 1st and 3 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Life Insurance Co., Ltd.
Investee	KB Haeoreum Private Securities Investment Trust 1st and 3 others
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Multi-Asset Private Securities Fund (Bond Mixed-ETF)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Multi-Asset Private Securities Fund (Bond Mixed-ETF)
Ownership interests(%)	99.27%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Global Diversified Multi-Asset Sub-Trust Class ⅠA
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Multi-Asset Private Securities Fund (Bond Mixed-ETF)
Investee	Global Diversified Multi-Asset Sub-Trust Class ⅠA
Ownership interests(%)	100.00%
Location	United Kingdom
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Multi-Asset Private Securities Fund S-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Multi-Asset Private Securities Fund S-1(Bond Mixed)
Ownership interests(%)	96.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Multi-Asset Private Securities Fund P-1(Bond Mixed)
Investee	KB Multi-Asset Private Securities Master Fund P-1(Bond Mixed)
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Wise Star Private Real Estate Feeder Fund 1st.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB life Insurance Co., Ltd., KB Real Estate Trust Co., Ltd.
Investee	KB Wise Star Private Real Estate Feeder Fund 1st.
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Star Retail Private Master Real Estate
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st.
Investee	KB Star Retail Private Master Real Estate
Ownership interests(%)	48.98%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Star Office Private Real Estate Investment Trust 2nd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Wise Star Private Real Estate Feeder Fund 1st.
Investee	KB Star Office Private Real Estate Investment Trust 2nd
Ownership interests(%)	44.44%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
Hanbando BTL Private Special Asset Fund 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	Hanbando BTL Private Special Asset Fund 1st
Ownership interests(%)	46.36%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Hope Sharing BTL Private Special Asset
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Hope Sharing BTL Private Special Asset
Ownership interests(%)	46.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Mezzanine Private Securities Fund 2nd.(Mixed)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB life Insurance Co., Ltd.
Investee	KB Mezzanine Private Securities Fund 2nd.(Mixed)
Ownership interests(%)	40.74%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Senior Loan Private Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd., KB life Insurance Co., Ltd.
Investee	KB Senior Loan Private Fund
Ownership interests(%)	37.39%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Vintage 16 Private Securities Investment Trust 1st
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	KB Vintage 16 Private Securities Investment Trust 1st
Ownership interests(%)	50.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
Heungkuk Life Insurance Money Market Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Kookmin Card Co., Ltd.
Investee	Heungkuk Life Insurance Money Market Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Trust asset management
KB Haeoreum private securities investment trust 70(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Haeoreum private securities investment trust 70(Bond)
Ownership interests(%)	33.35%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB AMP Infra Private Special Asset Fund 1(FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB AMP Infra Private Special Asset Fund 1(FoFs)
Ownership interests(%)	41.67%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB-Solidus Global Healthcare Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd., KB life Insurance Co., Ltd., KB Investment Co., Ltd.
Investee	KB-Solidus Global Healthcare Fund
Ownership interests(%)	43.33%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.	[3]
KB KBSTAR Short Term KTB Active ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB KBSTAR Short Term KTB Active ETF
Ownership interests(%)	77.72%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB KBSTAR Mid-Long Term KTB Active ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Insurance Co., Ltd.
Investee	KB KBSTAR Mid-Long Term KTB Active ETF
Ownership interests(%)	94.79%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Samsung KODEX 10Y F-LKTB Inverse ETF(Bond-Derivatives)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Samsung KODEX 10Y F-LKTB Inverse ETF(Bond-Derivatives)
Ownership interests(%)	97.15%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Haeoreum private securities investment trust 83(Bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB Haeoreum private securities investment trust 83(Bond)
Ownership interests(%)	96.14%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB KBSTAR KTB 3Y Futures Inverse ETF
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	KB KBSTAR KTB 3Y Futures Inverse ETF
Ownership interests(%)	95.65%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Muni bond Private Securities Fund 1(USD)(bond)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB Muni bond Private Securities Fund 1(USD)(bond)
Ownership interests(%)	33.33%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
Jueun Power Middle 7 and 7 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Jueun Power Middle 7 and 7 others
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai You First Private Real Estate Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai You First Private Real Estate Investment Trust No. 1
Ownership interests(%)	60.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Smart Index Alpha Securities Feeder Investment Trust No.1
Ownership interests(%)	98.37%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Strong Korea Equity Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong Korea Equity Trust No.1
Ownership interests(%)	99.73%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Kidzania Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kidzania Equity Feeder Trust No.1
Ownership interests(%)	78.44%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Value Plus Equity Feeder Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Value Plus Equity Feeder Trust No.1
Ownership interests(%)	99.84%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Strong-small Corporate Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Strong-small Corporate Trust No.1
Ownership interests(%)	89.59%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai You First Private Real Estate Investment Trust No. 15
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai You First Private Real Estate Investment Trust No. 15
Ownership interests(%)	35.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
JB New Jersey Private Real Estate Investment Trust No. 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	JB New Jersey Private Real Estate Investment Trust No. 1
Ownership interests(%)	98.15%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Dynamic Mix Secruticies Feeder Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Dynamic Mix Securities Feeder Investment Trust No.1
Ownership interests(%)	99.94%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyudai China Index Plus Securities Investment Trust No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyudai China Index Plus Securities Investment Trust No.1
Ownership interests(%)	79.95%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Hyundai Kon-tiki Specialized Privately Placed Fund No.1
Ownership interests(%)	98.12%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
DGB Private real estate Investment Trust No.8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	DGB Private real estate Investment Trust No.8
Ownership interests(%)	98.77%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
LIME GLOBALEYE ALP PRIVATE EQUITY FUND 2
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LIME GLOBALEYE ALP PRIVATE EQUITY FUND 2
Ownership interests(%)	68.03%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
LIME ORANGE PRIVATE EQUITY FUND 6
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LIME ORANGE PRIVATE EQUITY FUND 6
Ownership interests(%)	98.04%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
DAEDUCK PARC1 PRIVATE EQUITY FUND 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	DAEDUCK PARC1 PRIVATE EQUITY FUND 1
Ownership interests(%)	96.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
LIME PLUTO FI PRIVATE EQUITY FUND D-1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	LIME PLUTO FI PRIVATE EQUITY FUND D-1
Ownership interests(%)	99.84%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Star Fund_KB Value Focus Korea Equity
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Star Fund_KB Value Focus Korea Equity
Ownership interests(%)	97.51%
Location	Luxembourg
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Aquila Global Real Assets Fund No.1 LP
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Aquila Global Real Assets Fund No.1 LP
Ownership interests(%)	99.96%
Location	Cayman islands
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Securities Co., Ltd.
Investee	Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Able Quant Asia Pacific Master Fund Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Able Quant Asia Pacific Feeder Fund(T.E.) Limited
Investee	Able Quant Asia Pacific Master Fund Limited
Ownership interests(%)	100.00%
Location	Cayman islands
Date of financial statements	Dec. 31, 2017
Industry	Capital investment
Global Investment Opportunity Limited
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KBFG Securities America Inc.
Investee	Global Investment Opportunity Limited
Ownership interests(%)	100.00%
Location	Malaysia
Date of financial statements	Dec. 31, 2017
Industry	Finance and Real Estate Activities
Hyundai Smart Index Alpha Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Smart Index Alpha Securities Feeder Inv Trust 1
Investee	Hyundai Smart Index Alpha Securities Master Investment Trust
Ownership interests(%)	99.53%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Trust Securities Master Investment Trust - Bond
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Trust Securities Feeder Investment Trust No.1- Bond
Investee	Hyundai Trust Securities Master Investment Trust - Bond
Ownership interests(%)	94.29%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Value Plus Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Value Plus Securities Feeder Investment Trust 1 and others
Investee	Hyundai Value Plus Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Dynamic Mix Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Dynamic Mix Securities Feeder Investment Trust
Investee	Hyundai Dynamic Mix Securities Master Investment Trust
Ownership interests(%)	98.75%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Quant Long Short Securities Master Investment Trust
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Hyundai Quant Long Short Securities Feeder Investment Trust
Investee	Hyundai Quant Long Short Securities Master Investment Trust
Ownership interests(%)	100.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
AGRAF Real Estate No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Aquila Global Real Assets Fund No.1 LP
Investee	AGRAF Real Estate No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2017
Industry	Asset-backed securitization
AGRAF Real Estate Holding No.1, Senningerberg
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate No.1, Senningerberg
Investee	AGRAF Real Estate Holding No.1, Senningerberg
Ownership interests(%)	100.00%
Location	Luxembourg
Date of financial statements	Dec. 31, 2017
Industry	Asset-backed securitization
Vierte CasaLog GmbH & Co. KG and 2 others
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	AGRAF Real Estate Holding No.1, Senningerberg
Investee	Vierte CasaLog GmbH & Co. KG and 2 others
Ownership interests(%)	94.90%
Location	Germany
Date of financial statements	Dec. 31, 2017
Industry	Real Estate Activities
KB Asset Management Singapore Pte, Ltd.
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Asset Management Singapore Pte, Ltd.
Ownership interests(%)	100.00%
Location	Singapore
Date of financial statements	Dec. 31, 2017
Industry	Collective investment and others
ABLE NJ DSM INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	JB New Jersey Private Real Estate Investment Trust No. 1
Investee	ABLE NJ DSM INVESTMENT REIT
Ownership interests(%)	99.18%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Real Estate Activities
ABLE NJ DSM, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	ABLE NJ DSM INVESTMENT REIT
Investee	ABLE NJ DSM, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Real Estate Activities
HYUNDAI ABLE INVESTMENT REIT
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Heungkuk Global Highclass Private Real Estate Trust 23
Investee	HYUNDAI ABLE INVESTMENT REIT
Ownership interests(%)	99.90%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Real Estate Activities
HYUNDAI ABLE PATRIOTS PARK, LLC
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	HYUNDAI ABLE INVESTMENT REIT
Investee	HYUNDAI ABLE PATRIOTS PARK, LLC
Ownership interests(%)	100.00%
Location	United States of America
Date of financial statements	Dec. 31, 2017
Industry	Real Estate Activities
Dongbu Private Fund 16th
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Dongbu Private Fund 16th
Ownership interests(%)	89.52%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hana Landchip Real estate Private Fund 58th
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hana Landchip Real estate Private Fund 58th
Ownership interests(%)	99.99%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Aviation Private Fund 3rd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Aviation Private Fund 3rd
Ownership interests(%)	99.96%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Power Private Fund 3rd
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Power Private Fund 3rd
Ownership interests(%)	99.90%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Power Professional Investment Type Private Investment Fund No.4
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Power Professional Investment Type Private Investment Fund No.4
Ownership interests(%)	99.78%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB U.S. LongShort Private Securities Fund 1
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB U.S. LongShort Private Securities Fund 1
Ownership interests(%)	99.44%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Hyundai Infra Professional Investment Type Private Investment Trust No.5
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Hyundai Infra Professional Investment Type Private Investment Trust No.5
Ownership interests(%)	99.79%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB SAUDI Private Special Asset Fund
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	KB SAUDI Private Special Asset Fund
Ownership interests(%)	80.00%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Meritz Private Real Estate Fund 8
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Insurance Co., Ltd.
Investee	Meritz Private Real Estate Fund 8
Ownership interests(%)	99.36%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Global Equity Solution Securities Feeder Fund(Equity-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Equity Solution Securities Feeder Fund(Equity-FoFs)
Ownership interests(%)	74.47%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Global Multiasset Income Securities Feeder Fund(Bond Mixed-FoFs)
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	KB Asset Management Co., Ltd.
Investee	KB Global Multiasset Income Securities Feeder Fund(Bond Mixed-FoFs)
Ownership interests(%)	95.26%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Everyone TDF 2020 Securities Investment Trust - Bond Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2020 Securities Investment Trust - Bond Balanced-Fund of Funds
Ownership interests(%)	52.28%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Everyone TDF 2025 Securities Investment Trust - Bond Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2025 Securities Investment Trust - Bond Balanced-Fund of Funds
Ownership interests(%)	45.08%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Everyone TDF 2030 Securities Investment Trust - Equity Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2030 Securities Investment Trust - Equity Balanced-Fund of Funds
Ownership interests(%)	48.62%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.	[4]
KB Everyone TDF 2035 Securities Investment Trust - Equity Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2035 Securities Investment Trust - Equity Balanced-Fund of Funds
Ownership interests(%)	60.74%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Everyone TDF 2040 Securities Investment Trust - Equity Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2040 Securities Investment Trust - Equity Balanced-Fund of Funds
Ownership interests(%)	67.04%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Everyone TDF 2045 Securities Investment Trust - Equity Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2045 Securities Investment Trust - Equity Balanced-Fund of Funds
Ownership interests(%)	76.84%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
KB Everyone TDF 2050 Securities Investment Trust - Equity Balanced-Fund of Funds
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank, KB Securities Co., Ltd., KB Asset Management Co., Ltd.
Investee	KB Everyone TDF 2050 Securities Investment Trust - Equity Balanced-Fund of Funds
Ownership interests(%)	52.95%
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Investment trust
Personal pension trusts and 10 other trusts
Disclosure Of Significant Investments In Subsidiaries Line Items [Line Items]
Investor	Kookmin Bank
Investee	Personal pension trusts and 10 other trusts
Location	Korea
Date of financial statements	Dec. 31, 2017
Industry	Trust
Description Of Nature Of Relationship With Subsidiary Where Parent Has Directly Or Indirectly Less Than Half Of Voting Power	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.	[5]

[1]	Became wholly owned subsidiaries by acquiring additional non-controlling interest in the 3rd quarter.
[2]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls these investees as it has power over relevant activities in case of default; is significantly exposed to variable returns by providing lines of credit or ABCP purchase commitments or due to acquisition of subordinated debt; and has ability to affect those returns through its power.
[3]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by taking the role of an operating manager and it is significantly exposed to variable returns which is affected by the performance of the investees, and has ability to affect the performance through its power.
[4]	Although the Group holds less than a majority of the investee’s voting rights, the Group controls the investee as it has power over relevant activities by managing the fund; has significant percentage of ownership; is significantly exposed to variable returns which is affected by the performance of the investees; and has ability to affect the performance through its power.
[5]	The Group controls the trust because it has power that determines the management performance over the trust and is exposed to variable returns to absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.